SHARE CAPITAL - Stock options (Details)		12 Months Ended
	Jun. 04, 2018	Dec. 31, 2018 CAD ($) Options Y	Dec. 31, 2017 CAD ($) Options Y	Dec. 31, 2016 CAD ($) Options Y	Mar. 19, 2019 USD ($)	Feb. 19, 2019 USD ($)
Stock options
Options available for grant, as a percent to outstanding shares	15.00%
Number of options outstanding | Options		57,739	78,650	81,282
Number of options granted | Options		3,660,530	18,445	1,697
Number of options exercised | Options		(499)	(21,740)	(1,013)
Number of options forfeited | Options		(12,027)	(17,616)	(3,316)
Number of options expired | Options		(8,091)
Number of options outstanding | Options		3,697,652	57,739	78,650
Number of options exercisable | Options		1,462,535	45,134	67,978
Weighted average exercise price of share options outstanding at beginning of year		$ 384.90	$ 290.85	$ 293.06
Weighted average exercise price of share options granted		3.03	150.81	364.77
Weighted average exercise price of share options exercised		0.73	82.36	74.14
Weighted average exercise price of share options forfeited		173.69	183.06	449.11
Weighted average exercise price of share options expired		181.13
Weighted average exercise price of share options outstanding at end of year		7.58	384.90	290.85
Weighted average exercise price of share options exercisable		$ 12.74	$ 397.66	$ 252.95
Average remaining contractual life of outstanding share options (in years) | Y		7.88	2.28	1.77
Average remaining contractual life of exercisable share options (in years)		7 years 7 months 13 days	1 year 11 months 9 days	1 year 6 months 15 days
Stock options
Stock options
Maximum life of options		10 years
Number of options exercisable						3,682,469
Weighted average exercise price of share options exercisable					$ 7.70